SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Write-off of inventory	$ 129	$ 321	$ 47
Number of shares excluded from calculation of diluted earnings (loss) per share	314,937	363,499	554,916
Stock-based compensation	$ 18	$ 18	$ 93
Advertising expense	155	161	152
Remaining performance obligations	$ 2,900
Expected recognition in the upcoming year	52.00%
Unbilled accounts receivable	$ 228	240
Balances as of December 31, 2024 Deferred revenues and customer advances	4,200	4,500
Amount of recognized revenues from customer advances and deferred revenues	3,700
Value of Industrial Research Assistance Program	$ 17	$ 266	$ 89